Commitments and Contingencies - Schedule of Exploration Commitments (Details) - AUD ($)	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Schedule of Exploration Commitments [Line Items]
Capital Commitments	$ 88,603	$ 902,900	$ 2,118,071
Within one year [Member]
Schedule of Exploration Commitments [Line Items]
Capital Commitments	31,937	505,266	40,071
Within two years to five years [Member]
Schedule of Exploration Commitments [Line Items]
Capital Commitments	$ 56,666	$ 397,634	$ 2,078,000